Pension Plans And Other Post-Retirement Benefits (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2014	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Curtailment charge		$ 84
One-time voluntary lump sum paid	11,471
Aa-graded corporate bonds, outstanding value		50,000
Expected return on plan assets		7.50%
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Curtailment charge		8,650
Accumulated benefit obligation		293,364		246,843
Estimated net actuarial loss			6,127
Prior service cost			174
Transition asset			0
Expected return on plan assets		7.50%		7.50%	7.75%
Fair value of plan assets		244,897		232,347	190,084
2015 expected contribution			13,756
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated net actuarial loss			1,415
Prior service cost			217
Transition asset			0
Fair value of plan assets		43,326		40,840	34,054
401(k) Savings Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Matching contribution, annual profit sharing compensation expense		3,051		2,790	2,741
Aqua America Common Stock [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 17,409		$ 14,983
Percentage of plan assets		7.10%		6.50%